Transamerica Rothschild & Co Large Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 4.4%
Northrop Grumman Corp.	2,568	$ 1,207,782
Textron, Inc.	16,331	951,444

		2,159,226

Airlines - 1.1%
Southwest Airlines Co. (A)	16,602	512,006

Automobiles - 1.5%
General Motors Co.	22,853	733,353

Banks - 8.8%
Bank of America Corp.	53,286	1,609,237
JPMorgan Chase & Co.	13,796	1,441,682
Wells Fargo & Co.	30,036	1,208,048

		4,258,967

Beverages - 2.9%
PepsiCo, Inc.	8,565	1,398,322

Biotechnology - 2.1%
AbbVie, Inc.	7,509	1,007,783

Capital Markets - 6.6%
BlackRock, Inc.	1,963	1,080,200
Charles Schwab Corp.	20,883	1,500,861
State Street Corp.	10,070	612,357

		3,193,418

Chemicals - 2.4%
Air Products & Chemicals, Inc.	5,003	1,164,348

Communications Equipment - 1.6%
Motorola Solutions, Inc.	3,385	758,138

Construction & Engineering - 2.5%
Quanta Services, Inc.	9,630	1,226,766

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	3,378	1,088,020

Electric Utilities - 4.5%
Duke Energy Corp.	11,727	1,090,845
Xcel Energy, Inc.	16,978	1,086,592

		2,177,437

Energy Equipment & Services - 1.6%
Schlumberger NV	21,710	779,389

Entertainment - 2.2%
Walt Disney Co. (A)	11,082	1,045,365

Equity Real Estate Investment Trusts - 3.9%
American Tower Corp.	4,450	955,415
Prologis, Inc.	9,236	938,378

		1,893,793

Food Products - 3.1%
Mondelez International, Inc., Class A	11,373	623,582
Tyson Foods, Inc., Class A	13,452	886,890

		1,510,472

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	15,821	852,119

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 4.8%
AmerisourceBergen Corp.	8,102	$ 1,096,444
UnitedHealth Group, Inc.	2,491	1,258,054

		2,354,498

Insurance - 2.3%
Hartford Financial Services Group, Inc.	18,190	1,126,689

Interactive Media & Services - 4.7%
Alphabet, Inc., Class A (A)	16,168	1,546,469
Meta Platforms, Inc., Class A (A)	5,308	720,190

		2,266,659

IT Services - 1.8%
Global Payments, Inc.	7,942	858,133

Life Sciences Tools & Services - 3.3%
Thermo Fisher Scientific, Inc.	3,182	1,613,879

Machinery - 3.8%
Caterpillar, Inc.	5,301	869,788
Parker-Hannifin Corp.	4,081	988,867

		1,858,655

Media - 2.3%
Comcast Corp., Class A	18,525	543,338
Fox Corp., Class A	19,325	592,891

		1,136,229

Multiline Retail - 1.6%
Target Corp.	5,185	769,402

Oil, Gas & Consumable Fuels - 7.8%
ConocoPhillips	17,180	1,758,201
Exxon Mobil Corp.	23,317	2,035,807

		3,794,008

Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	18,700	1,329,383
Eli Lilly & Co.	4,170	1,348,369

		2,677,752

Road & Rail - 1.7%
CSX Corp.	31,777	846,539

Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc.	13,609	681,811

Software - 2.2%
Microsoft Corp.	4,619	1,075,765

Specialty Retail - 2.0%
Lowe’s Cos., Inc.	5,196	975,861

Total Common Stocks (Cost $52,471,800)		47,794,802

Total Investments (Cost $52,471,800)		47,794,802
Net Other Assets (Liabilities) - 1.6%		799,068

Net Assets - 100.0%		$ 48,593,870

Transamerica Series Trust	Page 1

Transamerica Rothschild & Co Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$47,794,802	$—	$—	$47,794,802

Total Investments	$47,794,802	$—	$—	$47,794,802

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Rothschild & Co Large Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Page 3